Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [abstract]
Non-current financial assets at beginning of period	$ 107,862	$ 107,890	$ 114,520
Revaluation (after corporate income tax)	0	2,688	0
Disposition	0	0	0
Foreign currency translation differences for foreign operations	(6,782)	(2,716)	(6,630)
Non-current financial assets at end of period	$ 101,080	$ 107,862	$ 107,890